Business Acquisition and Contingent Consideration (Allocated Payables) - Schedule of Contingent Consideration Balance Due (Detail) - USD ($)	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Business Combinations [Abstract]
Payable to Boston Scientific Corp.	$ 1,257,995	$ 831,632	$ 409,861	$ 180,597
Contingent consideration - current	461,211	440,663
Contingent consideration - non current	$ 297,742	$ 590,516